Selected Balance Sheet Data - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid inventories	$ 2,801	$ 1,745	$ 2,372
Prepaid expenses and other	3,417	2,796	1,299
Contract assets	315	811	290
Financed insurance premiums	1,394	1,310	2,289
Assets held for sale	408	408	1,850
Total prepaid expenses and other current assets	$ 8,335	$ 7,070	$ 8,100